Annual Total Returns[BarChart] - Federated Hermes International Dividend Strategy Portfolio - Federated Hermes International Dividend Strategy Portfolio	2016	2017	2018	2019	2020
Total	1.42%	13.54%	(9.18%)	22.76%	6.80%